Consolidating Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 624	$ 693	$ 606	$ 534
Receivables, net	599	619
Deferred income taxes	159	177
Other current assets	456	455
Total current assets	1,838	1,944
Property and equipment, net	638	614
Deferred income taxes	1,352	1,299
Goodwill	842	691	375
Other intangibles, net	886	923
Other non-current assets	355	361
Intercompany receivables (payables)	0	0
Investment in subsidiaries	0	0
Total assets exclusive of assets under vehicle programs	5,911	5,832
Assets under vehicle programs:
Program cash	119	116
Vehicles, net	10,215	9,582
Receivables from vehicle manufacturers and other	362	391
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	362	363
Assets under vehicle programs	11,058	10,452	10,099
Total assets	16,969	16,284
Current liabilities:
Short-term debt and current portion of long-term debt	28	89
Accounts payable and other current liabilities	1,491	1,479
Total current liabilities	1,519	1,568
Long-term debt	3,392	3,305
Due to Related Parties, Noncurrent	0	0
Deferred Income Taxes	2,267	2,177
Other non-current liabilities	766	847
Total liabilities exclusive of liabilities under vehicle programs	5,677	5,720
Liabilities under vehicle programs:
Debt	1,776	1,681
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	6,340	5,656
Other	244	279
Total Liabilities under vehicle programs	10,627	9,793
Total stockholders’ equity	665	771	757	412
Total liabilities and stockholders’ equity	16,969	16,284
Parent Company
Current assets:
Cash and cash equivalents	2	14	5	2
Receivables, net	0	0
Deferred income taxes	0	1
Other current assets	3	4
Total current assets	5	19
Property and equipment, net	0	0
Deferred income taxes	19	20
Goodwill	0	0
Other intangibles, net	0	0
Other non-current assets	104	104
Intercompany receivables (payables)	205	145
Investment in subsidiaries	468	671
Total assets exclusive of assets under vehicle programs	801	959
Assets under vehicle programs:
Program cash	0	0
Vehicles, net	0	0
Receivables from vehicle manufacturers and other	0	0
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	0	0
Assets under vehicle programs	0	0
Total assets	801	959
Current liabilities:
Short-term debt and current portion of long-term debt	0	65
Accounts payable and other current liabilities	39	25
Total current liabilities	39	90
Long-term debt	0	0
Due to Related Parties, Noncurrent	0	0
Deferred Income Taxes	0	0
Other non-current liabilities	97	98
Total liabilities exclusive of liabilities under vehicle programs	136	188
Liabilities under vehicle programs:
Debt	0	0
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	0	0
Other	0	0
Total Liabilities under vehicle programs	0	0
Total stockholders’ equity	665	771
Total liabilities and stockholders’ equity	801	959
Subsidiary Issuers
Current assets:
Cash and cash equivalents	210	242	102	234
Receivables, net	0	0
Deferred income taxes	23	0
Other current assets	86	80
Total current assets	319	322
Property and equipment, net	112	109
Deferred income taxes	1,199	1,142
Goodwill	0	0
Other intangibles, net	38	41
Other non-current assets	81	96
Intercompany receivables (payables)	344	210
Investment in subsidiaries	3,072	2,900
Total assets exclusive of assets under vehicle programs	5,165	4,820
Assets under vehicle programs:
Program cash	0	0
Vehicles, net	7	10
Receivables from vehicle manufacturers and other	1	0
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	0	0
Assets under vehicle programs	8	10
Total assets	5,173	4,830
Current liabilities:
Short-term debt and current portion of long-term debt	13	14
Accounts payable and other current liabilities	200	238
Total current liabilities	213	252
Long-term debt	2,825	2,955
Due to Related Parties, Noncurrent	1,558	844
Deferred Income Taxes	0	0
Other non-current liabilities	100	96
Total liabilities exclusive of liabilities under vehicle programs	4,696	4,147
Liabilities under vehicle programs:
Debt	9	11
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	0	0
Other	0	1
Total Liabilities under vehicle programs	9	12
Total stockholders’ equity	468	671
Total liabilities and stockholders’ equity	5,173	4,830
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	0	12	0	1
Receivables, net	177	150
Deferred income taxes	102	156
Other current assets	78	82
Total current assets	357	400
Property and equipment, net	325	312
Deferred income taxes	138	141
Goodwill	487	342
Other intangibles, net	545	519
Other non-current assets	22	18
Intercompany receivables (payables)	978	853
Investment in subsidiaries	3,316	3,347
Total assets exclusive of assets under vehicle programs	6,168	5,932
Assets under vehicle programs:
Program cash	0	0
Vehicles, net	87	9
Receivables from vehicle manufacturers and other	0	0
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	0	0
Assets under vehicle programs	87	9
Total assets	6,255	5,941
Current liabilities:
Short-term debt and current portion of long-term debt	4	3
Accounts payable and other current liabilities	462	487
Total current liabilities	466	490
Long-term debt	6	6
Due to Related Parties, Noncurrent	313	340
Deferred Income Taxes	2,082	1,984
Other non-current liabilities	232	221
Total liabilities exclusive of liabilities under vehicle programs	1,017	1,057
Liabilities under vehicle programs:
Debt	84	0
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	0	0
Other	0	0
Total Liabilities under vehicle programs	2,166	1,984
Total stockholders’ equity	3,072	2,900
Total liabilities and stockholders’ equity	6,255	5,941
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	412	425	499	297
Receivables, net	422	469
Deferred income taxes	34	21
Other current assets	289	289
Total current assets	1,157	1,204
Property and equipment, net	201	193
Deferred income taxes	0	0
Goodwill	355	349
Other intangibles, net	303	363
Other non-current assets	148	143
Intercompany receivables (payables)	672	331
Investment in subsidiaries	0	0
Total assets exclusive of assets under vehicle programs	2,836	2,583
Assets under vehicle programs:
Program cash	119	116
Vehicles, net	10,121	9,563
Receivables from vehicle manufacturers and other	361	391
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	362	363
Assets under vehicle programs	10,963	10,433
Total assets	13,799	13,016
Current liabilities:
Short-term debt and current portion of long-term debt	11	7
Accounts payable and other current liabilities	790	730
Total current liabilities	801	737
Long-term debt	561	344
Due to Related Parties, Noncurrent	328	355
Deferred Income Taxes	185	193
Other non-current liabilities	341	436
Total liabilities exclusive of liabilities under vehicle programs	2,031	1,872
Liabilities under vehicle programs:
Debt	1,683	1,670
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	6,340	5,656
Other	244	278
Total Liabilities under vehicle programs	8,452	7,797
Total stockholders’ equity	3,316	3,347
Total liabilities and stockholders’ equity	13,799	13,016
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Receivables, net	0	0
Deferred income taxes	0	(1)
Other current assets	0	0
Total current assets	0	(1)
Property and equipment, net	0	0
Deferred income taxes	(4)	(4)
Goodwill	0	0
Other intangibles, net	0	0
Other non-current assets	0	0
Intercompany receivables (payables)	(2,199)	(1,539)
Investment in subsidiaries	(6,856)	(6,918)
Total assets exclusive of assets under vehicle programs	(9,059)	(8,462)
Assets under vehicle programs:
Program cash	0	0
Vehicles, net	0	0
Receivables from vehicle manufacturers and other	0	0
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	0	0
Assets under vehicle programs	0	0
Total assets	(9,059)	(8,462)
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Accounts payable and other current liabilities	0	(1)
Total current liabilities	0	(1)
Long-term debt	0	0
Due to Related Parties, Noncurrent	(2,199)	(1,539)
Deferred Income Taxes	0	0
Other non-current liabilities	(4)	(4)
Total liabilities exclusive of liabilities under vehicle programs	(2,203)	(1,544)
Liabilities under vehicle programs:
Debt	0	0
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	0	0
Other	0	0
Total Liabilities under vehicle programs	0	0
Total stockholders’ equity	(6,856)	(6,918)
Total liabilities and stockholders’ equity	$ (9,059)	$ (8,462)